Document And Entity Information	3 Months Ended
Mar. 31, 2021
Document Information Line Items
Entity Registrant Name	STRATASYS LTD.
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	On May 5, 2021, Stratasys Ltd. (the “Company”) furnished a Report on Form 6-K (the “Original Report”). The form elements of Form 6-K (including the cover page and signature page) were inadvertently omitted from the original filing due to an administrative error. This amendment does not amend, modify or update any disclosures contained in the Original 6-K, including with respect to any events occurring after the furnishing of the Original 6-K.
Entity Central Index Key	0001517396
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Entity Address, Address Line One	1 Holtzman Street
Entity Address, Address Line Three	P.O. Box 2496
Entity Address, Address Line Two	Science Park
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	76124
Entity File Number	001-35751